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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                           HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY
                                     Separate Account One
                                        P.O. Box 2999
                                   Hartford, CT  06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



    Single Class

 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-43398
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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

HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY SEPARATE ACCOUNT ONE
SECURITIES ACT FILE NUMBER: 33-43398
                                           Amount          Amount         Net Sold /      Offering Price      Amount of
                                            Sold          Redeemed        (Redeemed)        02/12/1996         Filing Fee
HLA Director HVA Money Market Fund         498,878          721,591         -222,713         1.534548             0.00
HLA Director Hartford Advisers Fund        153,896        5,543,008       -5,389,112         2.638832             0.00
HLA Director Hartford Aggressive Growth    140,850          845,117         -704,267         3.531127             0.00
HLA Director Hartford Bond Fund             75,576          316,779         -241,203         1.892878             0.00
HLA Director Hartford Index Fund            28,913          463,324         -434,411         2.534123             0.00
HLA Director Hartford Int'l Advisers Fnd    62,753           62,753                0         1.169261             0.00
HLA Director Hartford Int'l Opportun       181,968        1,455,250       -1,273,282         1.365088             0.00
HLA Director Hartford Mortgage Securitie     2,097          193,458         -191,361         1.897227             0.00
HLA Director Hartford Stock Fund            53,505          767,240         -713,735         3.081527             0.00
HLA Director IV & V Hartford Divd & Grw     35,768           84,037          -48,269         1.438483             0.00
                                                                                                                  0.00

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

HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY SEPARATE ACCOUNT ONE
SECURITIES ACT FILE NUMBER: 33-43398
                                        ITEM 9, 10      ITEM 12 (iii)   ITEM 12 (iii)     ITEM 12 (vi)      ITEM 12 (vii)
                                         $ Amount         $ Amount        $ Amount         MULTIPLIER             FEE
                                           Sold           Redeemed      Redeemed-Used                             DUE
HLA Director HVA Money Market Fund         765,552        1,107,316          765,552           1/2900             0.00
HLA Director Hartford Advisers Fund        406,106       14,627,067          406,106           1/2900             0.00
HLA Director Hartford Aggressive Growth    497,359        2,984,215          497,359           1/2900             0.00
HLA Director Hartford Bond Fund            143,056          599,624          143,056           1/2900             0.00
HLA Director Hartford Index Fund            73,269        1,174,120           73,269           1/2900             0.00
HLA Director Hartford Int'l Advisers Fnd    73,375           73,375           73,375           1/2900             0.00
HLA Director Hartford Int'l Opportun       248,402        1,986,544          248,402           1/2900             0.00
HLA Director Hartford Mortgage Securitie     3,978          367,034            3,978           1/2900             0.00
HLA Director Hartford Stock Fund           164,877        2,364,271          164,877           1/2900             0.00
HLA Director IV & V Hartford Divd & Grw     51,452          120,886           51,452           1/2900             0.00
                                         2,427,427       25,404,452        2,427,427                              0.00